DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In June 2022, the company, together with its institutional partners, completed the sale of its 100% interest in a 36 MW operating hydroelectric portfolio in Brazil ("Brazil Hydroelectric Portfolio") for proceeds of R$461 million (approximately $90 million and $23 million net to the company). The company holds an approximately 23% economic interest in each of the project entities within the Brazil Hydroelectric Portfolio and a 100% voting interest. As a result of the disposition, the company's post-tax portion of the accumulated revaluation surplus of $27 million was reclassified from accumulated other comprehensive income directly to equity and noted as a Disposal item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposal of the Brazil Hydroelectric Portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$90
Carrying value of net assets held for sale
Assets	90
Liabilities	—
90
Loss on disposal, net of transaction costs	$—
ASSETS HELD FOR SALE
As at December 31, 2022, assets held for sale within the company’s operating segments include a 378 MW operating hydroelectric portfolio in the U.S. following out institutional partners’ agreement to sell their 50% interest. The company will continue to retain its 22% interest in the investment and accordingly, will not receive proceeds from the sale. The portfolio has been reclassified as held for sale, as subsequent to our institutional partners’ 50% interest completing this sale, the company will no longer consolidate this investment and will recognize its interest as an equity-accounted investment.
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2022
Assets
Cash and cash equivalents	$8
Trade receivables and other current assets	2
Financial instrument assets	3
Property, plant and equipment, at fair value	685
Other long-term assets	—
Assets held for sale	$698
Liabilities
Current liabilities	$7
Non-recourse borrowings	171
Financial instrument liabilities	37
Other long-term liabilities	2
Liabilities directly associated with assets held for sale	$217
The company continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income (loss), consolidated statements of comprehensive income (loss), and the consolidated statements of cash flows, respectively. Non-current assets classified as held for sale are not depreciated.